Prospectus Adviser Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prospectus-Adviser Class | Payden Corporate Bond Fund | Payden Corporate Bond Fund (Adviser Class)
Prospectus [Line Items]
Annual Return [Percent]	7.20%	3.77%